INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of components of (loss)/income before income tax

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Income from Chinese mainland operations	610,813	125,529	809,506
(Loss)/Income from non-Chinese mainland operations	(1,622,360)	(8,533)	412,283
Total	(1,011,547)	116,996	1,221,789

Schedule of components of income tax expenses

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Current income tax expenses	59,527	427	108,488
Deferred income tax expenses	—	9,324	14,083
Total	59,527	9,751	122,571

Schedule of reconciliation between the PRC statutory income tax rate and effective income tax rate

	For the year ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(37.89)%	(21.95)%	(5.72)%
Effect of PRC preferential tax rates	5.15%	(10.43)%	(7.72)%
Effect of permanent difference*	1.24%	(11.00)%	0.36%
Changes in valuation allowance	(8.38)%	16.63%	(2.40)%
Others	9.00%	10.08%	0.51%
Effective tax rate	(5.88)%	8.33%	10.03%
*

The effect of permanent difference for the year ended December 31, 2022 was primarily related to additional tax deductions for qualified research and development expenses and newly purchased equipment, partially offset by non-deductible share-based compensation expenses.

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Deferred tax assets
Deductible advertising expenses	272,810	225,344
Net operating loss carry-forwards	94,704	99,606
Others	58	77
Total deferred tax assets	367,572	325,027
Less: valuation allowance	(354,306)	(325,027)
Total deferred tax assets, net of valuation allowance	13,266	—
Deferred tax liabilities
Accelerated tax depreciation	(22,693)	(19,122)
Unrealized gains from investments	—	(7,740)
Identifiable intangible assets arising from business acquisition	(1,977)	(1,563)
Total deferred tax liabilities	(24,670)	(28,425)
Deferred tax liabilities, net of deferred tax assets	(11,404)	(28,425)

Schedule of movements of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Balance at beginning of the year	250,032	334,848	354,306
Change of valuation allowance	84,816	19,458	(29,279)
Balance at end of the year	334,848	354,306	325,027